Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income/(loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

10.1 Interest rate swaps and cap and floor agreements: As of December 31, 2010, the Company had outstanding eleven interest rate swap and cap and floor agreements, with a notional amount of $908 million, maturing from September 2011 through November 2017. As of December 31, 2011, the Company had outstanding seven interest rate swap and cap and floor agreements, with a notional amount of $989 million maturing from September 2013 through November 2017. As of December 31, 2012, the Company had outstanding twelve interest rate swap and cap and floor agreements, with a notional amount of $2,735 million, maturing from September 2013 through November 2017.

As of December 31, 2010, eight of these agreements did not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations while three agreements did qualify for hedge accounting and, as such, changes in their fair values were included in other comprehensive income/(loss). Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2011 and 2012, these agreements do not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations. In accordance with ASC 815-30-40 the accumulated unrealized loss recorded in "Accumulated Other Comprehensive Income/(Loss) " for previously designated cash flow hedges, which as of December 31, 2010, amounted to $35,992, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the year ended December 31, 2011, an amount of $9,816 was reclassified into the consolidated statement of operations. During the year ended December 31, 2012 and following the early repayment of the associated loan the balance of the hedge reserve amounting to $22,904 was reclassified into the consolidated statement of operations.

Apart from the unrealized loss discussed above, as of December 31, 2010, "Accumulated Other Comprehensive Loss" also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for drillships under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the year ended December 31, 2011, and following the delivery of four drillships discussed in Note 5, an amount of $722 was reclassified into the statement of operations while an amount of $3,272 was reclassified from other component of "Accumulated Other Comprehensive Loss " since this amount is associated with interest expense that was capitalized under "Advances for drillships under construction". During the year ended December 31, 2012, an amount of $1,034 was reclassified into the statement of operations. The estimated amount in other comprehensive income/(loss) of cash flow hedge losses at December 31, 2012, that will be reclassified into earnings within the next twelve months is $1,034.

As of December 31, 2011 and 2012, security deposits of $33,100 and $8,000, respectively were provided as security by the Company. The Company has deposited also cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena (Note 5)

10.2 Foreign currency forward contracts: As of December 31, 2010, the Company had outstanding twelve forward contracts to sell $28 million for NOK 174 million. As of December 31, 2011 and 2012, the Company had no outstanding forward contracts. The change in the fair value of such agreements for the years ended December 31, 2010 and 2011, amounted to a gain of $1,104 and a loss of $1,538 respectively, and is reflected under "Other, net" in the accompanying consolidated statement of operations.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	December 31, 2012 Fair value
Interest rate swaps	Financial Instruments non-current assets	$-	$935
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(39,537)
Interest rate swaps	Financial Instruments non-current liabilities	(52,025)	(38,087)
Total derivatives		$(92,752)	$(76,689)

The effect of Derivative Instruments on the Statements of Stockholders' Equity:
	Amount of Gain/(Loss) Recognized in other comprehensive income/(loss) on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	$(27,018)	-	$-

Total	$(27,018)	-	$-

No portion of the cash flow hedges shown above was ineffective during 2010.

During the years ended December 31, 2010, 2011 and 2012, the losses transferred from other comprehensive income/(loss) to the statement of operations were nil, $10,538 and $23,938, respectively.

The effect of Derivative Instruments on the Consolidated Statement of Operations:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Foreign currency forward contracts	Other, net	$1,104	$(1,538)	$-
Interest rate swaps	Loss on interest rate swaps	(40,303)	(33,455)	(36,974)
Total		$(39,199)	$(34,993)	$(36,974)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Senior Unsecured Notes and the Drill Rigs Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the countermarket). The fair value of the outstanding balance of the Deutsche Bank credit facilities which have a fixed rate, is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Senior Unsecured Notes, Drill Rigs Senior Notes and loans at December 31, 2012, is approximately $519,065, $798,000 and $511,453, respectively compared to a carrying value net of finance fees of $491,704, $781,001 and $450,433, respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	935	-	935	-
Interest rate swaps-liability position	$(77,624)	-	(77,624)	$-

Total	$(76,689)	-	(76,689)	$-